Fair value option - Assets and Liabilities, by Type, of Consolidated Investment Management Funds Recorded at Fair Value (Detail) - Investment Management funds - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets of consolidated investment management funds:
Trading assets	$ 979	$ 1,228
Other assets	252	173
Subtotal assets of consolidated investment management funds, at fair value	1,231	1,401
Liabilities of consolidated investment management funds:
Trading liabilities	282	229
Other liabilities	33	17
Subtotal liabilities of consolidated investment management funds, at fair value	$ 315	$ 246